Short-Term Debt (Summary Of Line-Of-Credit) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Short-term Debt [Abstract]
Line-of-credit at year-end	$ 15,000,000	$ 5,000,000	$ 3,000,000
Outstanding balance at year-end	9,045,050	0	0
Highest month-end balance outstanding	9,045,050	1,414,955	0
Average daily balance	$ 1,340,833	$ 80,593	$ 0
Average rate of interest during year on outstanding balances	1.16%	1.21%	0.00%
Interest rate at year-end	1.16%	1.18%	1.22%
Interest rate on unused line-of-credit	0.15%	0.15%	0.15%